Leases (Details) - Schedule of amounts recognized in profit or loss relating leases - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Amounts Recognized In Profit Or Loss Relating Leases Abstract
Depreciation of right-of-use assets	$ 36,366	$ 56,707	$ 86,439
Interest expense	2,285	1,299	3,877
Expenses relating to short-term leases (included in general and administration expenses)	79,309	87,131	46,913
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)			$ 25,844